REVENUE - Summary of Net Revenues (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disaggregation of Revenue [Line Items]
Net sales	$ 5,892	$ 6,245	$ 18,966	$ 20,124
Total Revenues	6,360	6,686	20,384	21,504
Eliminations
Disaggregation of Revenue [Line Items]
Total Revenues	(19)	(28)	(62)	(89)
Industrial Activities
Disaggregation of Revenue [Line Items]
Net sales	5,892	6,245	18,966	20,124
Total Revenues	5,915	6,268	19,042	20,197
Industrial Activities | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	5,892	6,245	18,966	20,124
Industrial Activities | Operating segments | Agriculture
Disaggregation of Revenue [Line Items]
Net sales	2,446	2,636	8,031	8,527
Industrial Activities | Operating segments | Construction
Disaggregation of Revenue [Line Items]
Net sales	664	726	2,061	2,207
Industrial Activities | Operating segments | Commercial and Specialty Vehicles
Disaggregation of Revenue [Line Items]
Net sales	2,331	2,404	7,443	7,788
Industrial Activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Net sales	940	972	3,109	3,376
Industrial Activities | Eliminations
Disaggregation of Revenue [Line Items]
Net sales	(489)	(493)	(1,678)	(1,774)
Financial Services
Disaggregation of Revenue [Line Items]
Net sales	0	0	0	0
Total Revenues	487	469	1,480	1,469
Financial Services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	487	469	1,480	1,469
Financial Services | Eliminations
Disaggregation of Revenue [Line Items]
Total Revenues	$ (19)	$ (28)	$ (62)	$ (89)